MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	12 Months Ended
Dec. 31, 2019
Restructuring provision [abstract]
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES

The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2019 under the caption manufacturing facility closures, restructuring and other related charges:

	2019	2018	2017
	$	$	$
Impairment of property, plant and equipment, net	669	4,839	289
Equipment relocation	156	—	147
Revaluation and impairment of inventories, net	130	1,297	163
Termination benefits and other labor related costs	1,874	1,043	2
Restoration and idle facility costs	1,978	268	308
Professional fees	393	31	87
Other (recoveries) costs	(64)	(418)	363
	5,136	7,060	1,359

Charges incurred during the year ended December 31, 2019 were mainly the result of the Montreal, Quebec manufacturing facility closure at the end of 2019 and the Johnson City, Tennessee manufacturing facility closure at the end of 2018. Charges incurred were composed of $4.3 million in cash charges mainly related to termination benefits, restoration and ongoing idle facility costs and $0.8 million in non-cash impairments of property, plant and equipment and inventory.

Charges incurred during the year ended December 31, 2018 were mainly the result of the Johnson City, Tennessee manufacturing facility closure and were composed of $6.1 million of non-cash impairments of property, plant and equipment and inventory as well as $0.9 million in cash charges mainly related to termination benefits and other labor related costs.

Charges incurred during the year ended December 31, 2017 were primarily related to small scale restructuring initiatives associated with acquisition integration efforts, as well as charges related to product trials and other post-closure activities of the Columbia, South Carolina manufacturing facility.

As of December 31, 2019, restructuring provisions of $2.0 million are included in provisions ($2.6 million in 2018) and $0.2 million in accounts payable and accrued liabilities ($0.1 million in 2018). Refer to Note 16 for more information on provisions.